SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2019
Selling, general and administrative expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2019	2018	2017

Network and IT costs	791	1,176	1,185
Personnel costs	875	889	927
Customer associated costs	720	867	893
Losses on receivables	66	62	59
Taxes, other than income taxes	158	217	219
Other	355	486	465
Total selling, general and administrative expenses	2,965	3,697	3,748

LEASES
On January 1, 2019, the Company adopted IFRS 16 Leases. The Company applied a modified retrospective approach, which means that prior period comparatives were not restated. For further details please refer to Note 24.
Lease expenses are no longer recorded in the income statement but are instead considered in recording a lease liability in the statement of financial position, except for short-term leases and leases for low value items which are immediately expensed as incurred. Total operating lease expense recognized in accordance with IAS 17 Leases in the consolidated income statement, primarily within "Network and IT costs", amounted to US$425 in 2018 and US$444 in 2017.
ACCOUNTING POLICIES
Customer associated costs
Customer associated costs relate primarily to commissions paid to third-party dealers and marketing expenses. Certain dealer commissions are initially capitalized in the consolidated statement of financial position and subsequently amortized within "Customer associated costs", see Note 3 for further details.